Advisors Capital Tactical Fixed Income Fund
	Schedule of Investments
	June 30, 2026 (Unaudited)
Shares		Fair Value	% of Net Assets

EXCHANGE TRADED FUNDS

Fixed Income
393,700	iShares 5-10 Year Investment Grade Corporate Bond ETF	$ 20,933,029
561,000	iShares 10+ Year Investment Grade Corporate Bond ETF	28,072,440
407,400	iShares Broad USD Investment Grade Corporate Bond ETF	20,895,546
1,779,900	State Street® SPDR® Portfolio High Yield Bond ETF	41,720,856
253,200	Vanguard Intermediate-Term Corporate Bond Index ETF	20,926,980
		132,548,851	63.14%

Target Maturity Fixed Income
675,000	iShares iBonds Dec 2029 Term Corporate ETF	15,633,000
479,600	iShares iBonds Dec 2030 Term Corporate ETF	10,455,280
1,254,600	iShares iBonds Dec 2031 Term Corporate ETF	26,145,864
		52,234,144	24.88%

US Fund Preferred Stock
858,000	Invesco Variable Rate US Preferred Stock ETF	20,857,980	9.94%
Total for Exchange Traded Funds (Cost - $204,012,694)		205,640,975	97.96%

MONEY MARKET FUNDS
3,912,403	Goldman Sachs Financial Square Government Fund
	Institutional Class 3.53% *	3,912,403	1.86%
Total for Money Market Funds (Cost - $3,912,403)

	Total Investments	209,553,378	99.82%
	(Cost - $207,925,097)

	Other Assets in Excess of Liabilities	382,481	0.18%

	Net Assets	$ 209,935,859	100.00%

* The Yield shown represents the 7-day yield at June 30, 2026.